Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of non-derivative financial instruments and other liabilities

			Fair value	Book value		Fair value
	Note	Classification by category	hierarchy	2023	2022	2023	2022

Cash and cash equivalents	5
Cash and banks		Amortized cost		5,339	6,074	5,339	6,074
Financial investments in Brazil		FVTPL	Level 2	8,848	6,392	8,848	6,392
				14,187	12,466	14,187	12,466

Financial investments	6
LFT´s and LF´s		FVTPL	Level 2	4,680	1,789	4,680	1,789
Other		FVTPL	Level 2	294	523	294	523
				4,974	2,312	4,974	2,312

Trade accounts receivable	7	Amortized cost		2,910	3,199	2,910	3,199
Trade accounts receivable	7	FVOCI	Level 2	-	33	-	33

Trade payables	15	Amortized cost		13,221	12,250	13,221	12,250

Borrowings	16	Amortized cost
Foreign currency - Bond			Level 1	31,980	26,124	26,004	23,166
Foreign currency - other borrowings			Level 2	5,662	5,395	5,434	5,329
Local currency			Level 2	1,190	757	1,542	1,259
Debentures			Level 2	3,910	3,926	3,314	3,868
				42,743	36,202	36,294	33,622

Braskem Idesa borrowings	17	Amortized cost
Bond			Level 1	10,319	11,043	6,153	8,302
Others			Level 2	1,391	735	1,243	797
				11,710	11,778	7,396	9,099

Loan ton non-controlling shareholder of Braskem Idesa	9(a)	Amortized cost		2,490	2,498	2,555	2,290

Leniency agreement	22(a)	Amortized cost		1,016	903	1,016	903

Schedule of changes in derivative financial instruments

	Operation characteristics		(Asset)/			(Asset)/
	Principal exposure		Liability	Change in	Financial	Liability
Identification		Derivatives	2022	fair value	settlement	2023

Non-hedge
accounting transactions

Braskem Holanda - Swap Nafta/Gasolina	Gasoline	Naphtha	(16)	67	(54)	(3)
Braskem Holanda - Swap Nafta/Gasolina
Braskem Argentina - Exchange swap
			(16)	67	(54)	(3)

Hedge accounting
transactions
Braskem S.A. - Dollar call and put options	Real	Dollar	(65)	11	17	(37)
Braskem S.A. - Dollar swap CDI	Real	Dollar+Fixed rates	152	(91)	(97)	(36)
Braskem S.A. - Swap CRA	Real	Dollar+Fixed rates	(24)	(122)	18	(128)
			63	(202)	(62)	(201)

Derivatives
Assets
Current assets			158			137
Non-current assets			72			210
Total			230			347
Liabilities
Current liabilities			195			58
Non-current liabilities			82			141
Total			277			199
Balance - Liabilities (-) assets			47			(148)

Schedule of fair value adjustment

Identification	Total nominal	Hedge	Maturity		Fair value, net
	value R$	(interest rate per year)		2023	2022
Swaps CRA	600	3.5388%	dec-2028	98	13
Swaps CRA	141	3.3742%	dec-2031	30	10
Total	742			128	23

Schedule of non-derivative financial liabilities designated to hedge accounting

	Total nominal
	US$ milhões	R$

2024	175	847
2025	800	3,873
2028	1,250	6,052
2029	500	2,421
2030	800	3,873
2031	800	3,873
2032	600	2,905
2033	400	1,937
	5,325	25,780

Schedule of financial instruments designated for hedge

					US$ million
		Hedge	Realized discontinued
	2022	discontinued	hedge	Designations	2023

Designated balance	5,239	(314)		400	5,325

					Brazilian Real
		Hedge		Currency translation
	2022	discontinued	Designations	adjustments	2023

Designated balance	27,336	(1,629)	2,044	(1,971)	25,780

Schedule of future hedged sales

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value - R$

Hedge discontinued - From first to fourth quarter 2024	514	2.0017	5.5466	1,821
Hedge discontinued - Fourth quarter 2032	200	4.0213	5.2177	239
	714			2,060

Schedule of exchange variation - Braskem Idesa

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value - R$

First quarter	168	2.0017	3.9786	332
Second quarter	150	2.0017	3.9786	297
Third quarter	200	2.0017	3.9786	395
Fourth quarter	200	2.0017	5.1433	629
	718			1,653

Schedule of changes in foreign exchange variation and income tax and social contribution

	Exchange		Net
	variation	Income taxes	effect

Balances at December 31, 2022	(9,981)	3,394	(6,587)
Exchange variation recorded in the year / Income taxes	1,921	(653)	1,268
Exchange variation transferred to profit or loss / Income taxes	1,653	(562)	1,091
Balances at December 31, 2023	(6,407)	2,179	(4,228)

Schedule of designated and unrealized sales

	Total nominal
	US$ milhões	R$

2024	22	107
2025	23	111
2026	308	1,491
2027	225	1,089
2028	525	2,542
2029	525	2,542
2030	300	1,452
2031	300	1,452
	2,228	10,786

Schedule of discontinuation

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
Discontinuation in:	value US$	MXN/US$	MXN/US$	value MXN	value - R$

Hedge discontinued in May, 2016	9	13.4541	17.9915	41	12
Hedge discontinued in December, 2019	460	13.6667	19.6113	2,735	781
Hedge discontinued in December, 2019	17	13.4541	19.3247	100	29
Hedge discontinued in October ,2021	848	13.6621	20.3587	5,679	1,622
	1,334			8,554	2,444

Schedule of exchange variation - Braskem Idesa

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value - R$

First quarter	81	13.6512	20.1269	522	151
Second quarter	79	13.6521	20.1222	510	143
Third quarter	85	13.6533	20.1160	550	159
Fourth quarter	111	15.0103	19.9872	553	155
	356			2,135	608

Schedule of changes in foreign exchange variation and income tax and social contribution - Braskem Idesa

	Exchange		Net
	variation	Income taxes	effect

Balances at December 31, 2022	(1,108)	333	(775)
Exchange variation recorded in the period / Income taxes	1,530	(459)	1,071
Exchange variation transferred to profit or loss / Income taxes	608	(182)	426
Balances at December 31, 2023	1,030	(308)	722

Schedule of trade accounts receivable by credit ratings

				(%)
			2023	2022
1	Minimal Risk		65.62	72.15
2	Low Risk		19.33	21.65
3	Medium Risk		6.37	3.36
4	High Risk		8.28	2.56
5	Very High Risk	(i)	0.40	0.28
(i)	Clients in this group that are still active purchase from Company and pay in advance.

Schedule of financial assets with and without risk assessment

				2023			2022
		No Brasil	No Exterior	Total	No Brasil	No Exterior	Total
Financial assets with risk classification
AAA		11,438	2,493	13,931	5,130	2,421	7,551
AA+		140		140	163		163
AA		130		130	290	108	398
AA-		249		249	149		149
A+		1	3,072	3,073	3	4,460	4,463
A		32	506	538	93	1,358	1,451
A-		4	815	819		387	387
BBB			49	49	1	52	53
		11,994	6,935	18,929	5,829	8,786	14,615
Financial assets without risk classification
Other financial assets with no risk assessment	(i)	149	83	232	82	81	163
		149	83	232	82	81	163

Total		12,143	7,018	19,161	5,911	8,867	14,778

(i)	Investments approved by the Management, in accordance with the Financial Policy.

Schedule of changes in the value of the financial instruments

					Gain (losses)
		Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity	Note	as December 31, 2023	(USDBRL 4,9)	(USDBRL 5,45)	(USDBRL 6,68)

Brazilian real/U.S. dollar exchange rate
Bonds		(42,299)	(513)	(5,352)	(16,055)
Export prepayments		(2,170)	(26)	(275)	(824)
Investments		(1,577)	(19)	(199)	(598)
SACE	19(c.i)	(1,156)	(14)	(146)	(439)
Dollar call and put options	(i)	37	(16)	(92)	(453)
Dollar swap x CDI (liability)		(541)	(8)	(70)	(207)
MONFORTE	19(c.ii)	(133)	(2)	(17)	(50)
Nexi	19(c.iii.iv)	(84)	(1)	(11)	(32)
Other		(1,392)	(17)	(176)	(528)
Financial investments abroad		5,489	67	694	2,083
Dollar swap x IPCA (liability)		(678)	23	(33)	(156)
Export credit notes		(484)	(6)	(61)	(184)
Trade accounts receivable		2,890	35	366	1,097

					Gain (losses)
		Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity		as December 31, 2023	(11,75%)	(14,76%)	(20,77%)

CDI/Selic interest rate
Debentures		(3,048)		(555)	(1,900)
Financial investments in local currency		12,108		327	982
Export credit notes		(347)		(35)	(113)
Note of rural product (CPR)		(482)		(33)	(104)
Dollar swap x CDI (asset)		577
Leniency agreement		(577)		(17)	(53)

					Gain (losses)
		Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity		as December 31, 2023	(4,46%)	(5,26%)	(6,3%)

IPCA interest rate
Debêntures		(64)			(1)
BNDES		(338)	5	(22)	(68)
Debêntures - CRA		(798)	11	(44)	(137)
Dollar swap x IPCA (asset)		808	72	29	77

					Gain (losses)
		Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity		as December 31, 2023	(5,33%)	(11,3%)	(23,22%)

Selic interest rate
Export prepayments		(2,170)	28	(223)	(668)
Export credit notes		(484)	7	(59)	(176)
Nexi		(84)	2	(17)	(51)
SACE		(1,156)	24	(191)	(574)
MONFORTE		(133)	1	(12)	(36)
Investments		(1,577)	31	(248)	(744)
Other		(1,392)	16	(132)	(396)

					Gain (losses)
		Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity		as December 31, 2023	(EURBRL 5,44)	(EURBRL 6,01)	(EURBRL 7,32)

Brazilian real/EUR exchange rate
Trade accounts receivable		472	8	58	173

(i)	The Company is in the put options.